EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

20.	EQUITY METHOD INVESTMENTS

In June 2018, the Company announced that it had entered into memorandum of agreement to acquire a 20% ownership interest in FMSI. The Company recorded its initial investment at a cost of $6.0 million. The Company’s investment is in the form of an interest free loan with no fixed repayment date. The Company became a shareholder in the third quarter of 2018 when the nominal value of the shares was paid and the loan was advanced. The investment is accounted for under the equity method. A share of results of $0.2 million was recognized in the year ended December 31, 2018.

In January 2019, the Company announced that its ownership interest in FMSI had increased to 28.9% following the purchase by FMSI of a 30.8% stake in FMSI from Bjørnar Feen, one of FMSI’s founders.

In January 2019, FMSI repaid $3.0 million of the $6.0 million Shareholder Loan. The repayment of the loan was recorded against the investment in associated company.

A share of results of $1.7 million was recognized in the year ended December 31, 2019.